Capital Management - Schedule of Capital Management (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Capital Management Details [Abstract]
Share capital	$ 388,730	$ 389,717
Contributed surplus	39,117	37,424
Deficit	(354,043)	(345,508)
Credit facility	51,713	48,792
Debentures	$ 31,886	$ 35,287